Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Acquisition's consolidated balance sheets, statement of changes in equity, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Acquisition's 2016 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Principles of consolidation
(b) Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities (“VIEs”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these interim condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.
The Company elected to early adopt the requirements of Accounting Standard Update (“ASU”) 2017-01, “Business Combinations” effective beginning the second quarter ending June 30, 2017. The early adoption of this ASU did not have a material effect on the Company's consolidated financial statements.

Equity method investments
(c) Equity method investments: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Navios Acquisition evaluates its equity method investments, for other than temporary impairment, on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects and (3) the intent and ability of the Company to retain its investments for a period of time sufficient to allow for any anticipated recovery in fair value.

Subsidiaries
(d) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
As of June 30, 2017, and 2016 the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2017	2016
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Makronisos Shipping Corporation	Former Vessel-Owning Company)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Paxos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 - 6/30	1/1 - 1/27
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Donoussa Shipping Corporation	Vessel-Owning Company(2)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Schinousa Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30

(1	)Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.
(2	)Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.
(3	)Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.

Use of estimates

 (e) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future dry dock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets and scrap value, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivable, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Vessels, net
(f) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our tanker vessels based on a scrap value of $360 per lightweight ton, as we believe these levels are common in the shipping industry. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.
Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

Vessels held for sale
(g) Vessels held for sale: Vessels are classified as “Vessels held for sale” when all of the following criteria are met: management has committed to a plan to sell the vessel; the vessel is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale.

Impairment of long-lived asset group
(h) Impairment of long-lived asset group: Vessels, other fixed assets and other long-lived assets held and used by Navios Acquisition are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Acquisition's management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed such as, undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
Undiscounted projected net operating cash flows are determined for each asset group (consisting of the individual vessel and the intangible with respect to the time charter agreement to that vessel) and compared to the vessel carrying value and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for new buildings, if any. Within the shipping industry, vessels are often bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to the then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel individual asset group.

Revenue Recognition
(i) Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from the voyage charter and the time charter of vessels.
Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
Pooling arrangements: For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured.
The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In January 2017, the FASB issued Accounting Standard Update (“ASU”) ASU 2017-03 “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323).” The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our Consolidated Financial Statements was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this new accounting guidance did not have a material effect on the Company's Consolidated Financial Statements.
In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. This Update addresses the classification and presentation of changes in restricted cash on the statement of cash flows under Topic 230, Statement of Cash Flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both types of leases — capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.
In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this ASU require an entity (i) to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value with changes in fair value recognized in net income; (ii) to perform a qualitative assessment to identify impairment in equity investments without readily determinable fair values; (iii) to present separately in other comprehensive income the fair value of a liability resulting from a change in the instrument-specific credit risk; and (iv) to present separately financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet. The amendments also eliminate the requirement, for public business entities, to disclose the methods and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity's other deferred tax assets. For public business entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers” clarifying the method used to determine the timing and requirements for revenue recognition on the statements of operations. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.